Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Non-trade accounts receivable	$ 18,084	$ 11,654
Accumulated depreciation on vessel and equipment	413,074	351,092
Accumulated depreciation on vessel under capital lease	$ 152,020	$ 133,228